RSU Activity Under 2007 Incentive Plan (Detail) (Restricted Stock Units (RSUs), USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2009	Nov. 30, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number shares
Granted		59,994
Vested	(59,994)
Weighted Average Grant-Date Fair Value
Granted			$ 3.84	$ 1.10	$ 6.26
Incentive Plan 2007
Number shares
Unvested at beginning of period			666,565
Granted			65,000
Vested			(151,499)
Forfeited			(381,501)
Unvested at end of period			198,565
Weighted Average Grant-Date Fair Value
Unvested at beginning of year			$ 2.45
Granted			$ 3.84
Vested			$ 3.10
Forfeited			$ 1.97
Unvested at end of year			$ 3.33
Aggregate intrinsic value
Unvested			$ 673,231
Vested			$ 311,193
Unvested			$ 550,025